Intangible assets - Schedule of Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 163	€ 102
Increases	(141)	61
Decreases	0	0
Transfer	0	0
Intangible assets at end of period	21	163
Gross book value of tangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	710	358
Increases	11	353
Decreases	(5)	0
Transfer	0	0
Intangible assets at end of period	717	710
Gross book value of tangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65	65
Increases	0	0
Decreases	0	0
Transfer	0	0
Intangible assets at end of period	65	65
Gross book value of tangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	584	293
Increases	11	291
Decreases	(5)	0
Transfer	61	0
Intangible assets at end of period	651	584
Gross book value of tangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	61	0
Increases	0	61
Decreases	0	0
Transfer	(61)	0
Intangible assets at end of period	0	61
Accumulated depreciation of tangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(548)	(256)
Increases	(152)	(292)
Decreases	5	0
Transfer	0	0
Intangible assets at end of period	(695)	(548)
Accumulated depreciation of tangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(65)	(65)
Increases	0	0
Decreases	0	0
Transfer	0	0
Intangible assets at end of period	(65)	(65)
Accumulated depreciation of tangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(483)	(191)
Increases	(152)	(292)
Decreases	5	0
Transfer	0	0
Intangible assets at end of period	€ (630)	€ (483)